CONVERTIBLE SECURED PROMISSORY NOTE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.	CONVERTIBLE SECURED PROMISSORY NOTE

On December 8, 2011, the Company received $61,500 CAD from a lender that at the time was non-interest bearing and had no specified terms of repayment. On February 28, 2012, the lender and the Company agreed to the terms of a Convertible Secured Promissory Note, which securitized the previous note plus an additional $60,000 CAD for a total principal amount of $121,500 CAD. The note was interest bearing at prime plus 1%, secured by a general security agreement and was to mature on the earlier of a qualifying financing event or February 28, 2014. The lender had an option to convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing event prior to February 28, 2014.

The note matured on February 28, 2014, at this point the conversion option expired and the note became due on demand; however, no repayment was demanded. Upon the occurrence of the April financing (Note 8(i)) the Company agreed to honor the original conversion option and a beneficial conversion feature of $27,677 was recognized. As the note was due on demand the Company immediately recognized imputed interest of $27,677 in the consolidated statement of operations and comprehensive loss.

On May 9, 2014, the lender converted the note plus accrued interest into common shares based on the 20% discount to the $0.22 ($0.24 CAD) per share equity financing that was accomplished in April 2014 and the Company issued these pre-transaction shares in June 2014 (see Note 8(iii)).